Revenue Recognition - Capitalized Service Contract Costs (Details) - Marketwise, LLC - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Capitalized Contract Cost [Roll Forward]
Capitalized costs, beginning balance	$ 107,236	$ 42,314	$ 35,565	$ 23,259
Sales commissions - additions	43,770	43,273	18,984	15,940
Revenue share fees – additions	62,491	52,193	6,284	8,468
Amortization of capitalized costs	(31,920)	(30,544)	(18,519)	(12,102)
Capitalized costs, ending balance	$ 181,577	$ 107,236	$ 42,314	$ 35,565